CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss) for the year	R$ 23,394,887	R$ 8,635,532	R$ (10,714,935)
Other comprehensive income (loss)
Fair value investments in equity measured at fair value through other comprehensive income	(3,441)	2,020	6,290
Tax effect on the fair value of investments	1,170	(687)	(2,139)
Actuarial gain (loss) on post-employment plans of subsidiaries	(9,499)	2,289	3,522
Tax effect of the actuarial loss	3,260	(778)	(1,015)
Actuarial gain (loss) on post-employment plans of subsidiaries	(3,182)	117,353	(37,188)
Tax effect of the actuarial loss	1,082	(39,900)	12,644
Items with no subsequent effect on income	(10,610)	80,297	(17,886)
Exchange rate variation on conversion of financial information of the subsidiaries abroad	(16,035)	46,006	(2,857)
Realization of the above items	(235,737)	(825)
Items with no subsequent effect on income	(251,772)	45,181	(2,857)
Total comprehensive income (loss)	23,132,505	8,761,010	(10,735,678)
Attributable to
Controlling shareholders'	23,119,235	8,751,864	(10,745,571)
Non-controlling interest	R$ 13,270	R$ 9,146	R$ 9,893